Deferred Tax Assets and (Liabilities) (Tables)	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of deferred taxes
Deferred taxes arising from temporary differences and unused tax losses are summarised as follows:

Deferred tax 2025	At 1 July 2024 £’000 (Restated)(1)	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Acquisition £’000	Charge to Equity £’000	At 30 June 2025 £’000
Accelerated capital allowances	£(219)	£—	£192	£—	£—	£(27)
Tax losses	19,209	(1,026)	5,541	—	—	23,724
Share-based compensation	2,044	(117)	(465)	—	(69)	1,393
Intangible assets	(30,935)	1,953	4,722	(166)	—	(24,426)
Other temporary differences	2,155	(278)	629	677	—	3,183
Total	£(7,746)	£532	£10,619	£511	£(69)	£3,847

Deferred tax 2024 (Restated)(1)	At 1 July 2023 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Acquisition £’000	Charge to Equity £’000	At 30 June 2024 £’000 (Restated)(1)
Accelerated capital allowances	£(31)	£—	£(188)	£—	£—	£(219)
Tax losses	12,511	(2)	(112)	6,812	—	19,209
Share-based compensation	3,963	(24)	(1,527)	—	(368)	2,044
Intangible assets	(9,412)	(72)	561	(22,012)	—	(30,935)
Other temporary differences	(539)	(176)	(391)	3,261	—	2,155
Total	£6,492	£(274)	£(1,657)	£(11,939)	£(368)	£(7,746)
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax comprises:

	2025 £'000	2024 £’000 (Restated) (1)
Deferred tax assets	19,030	18,323
Deferred tax liabilities	(15,183)	(26,069)
Net deferred tax	3,847	(7,746)